Key Management Personnel - Schedule of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,809	$ 3,416	$ 2,899
Post-employment benefits	166	105	137
Termination benefits	515	475
Share-based payments expense	3,530	3,215	4,221
Key management personnel compensation	$ 9,020	$ 7,211	$ 7,257